Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Other Accounts Payable And Accrued Expenses
Note 8 - Other Accounts Payable and Accrued Expenses

	December 31
	2010	2011
	US$ thousands
Employees and related liabilities	578	580
Provision for vacation pay	587	681
Employee benefits	552	766
Accrued expenses	199	266
Other	158	167

	2,074	2,460